SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2025
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED BALANCE SHEETS

(Renminbi in millions, except share and per share data, or otherwise stated)

	As of December 31,
	2024	2025	2025
			US$’ in millions
			(Note 2)
Assets
Current assets:
Cash and cash equivalents	1,869	1,836	263
Short-term investments	863	850	122
Other current assets	2	3	0
Total current assets	2,734	2,689	385
Investment in and amount due from subsidiaries	18,103	21,061	3,012
Total assets	20,837	23,750	3,397
Liabilities and equity
Current liabilities:
Short-term debt	—	3,514	503
Amount due to subsidiaries	4,990	7,246	1,036
Accrued expenses and other current liabilities	76	186	27
Total current liabilities	5,066	10,946	1,566
Long-term debt	3,594	—	—
Total liabilities	8,660	10,946	1,566
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,105,094,690 and 3,098,323,810 shares issued as of December 31, 2024 and 2025, and 3,083,916,600 and 3,071,525,690 shares outstanding as of December 31, 2024 and 2025, respectively)	0	0	0
Treasury shares (21,178,090 and 26,798,120 shares as of December 31, 2024 and 2025, respectively)	(274)	(662)	(95)
Additional paid-in capital	9,620	9,653	1,381
Retained earnings	2,449	3,614	517
Accumulated other comprehensive income	382	199	28
Total equity	12,177	12,804	1,831
Total liabilities and equity	20,837	23,750	3,397

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in millions, or otherwise stated)

	Years Ended December 31,
	2023	2024	2025	2025
				US$’ in millions
				(Note 2)
Operating costs and expenses:
General and administrative expenses	154	340	438	63
Total operating costs and expenses	154	340	438	63
Loss from operations	(154)	(340)	(438)	(63)
Interest income	69	64	49	7
Interest expense	122	112	127	18
Foreign exchange loss	(108)	(23)	(57)	(8)
Other income, net	61	93	71	10
(Loss) gain from fair value changes of equity securities, net	(15)	4	(8)	(1)
Income in investment in subsidiaries	4,354	3,362	5,590	799
Net income attributable to H World Group Limited	4,085	3,048	5,080	726

Other comprehensive income (loss), net of tax	154	(4)	(183)	(26)
Comprehensive income	4,239	3,044	4,897	700

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in millions, or otherwise stated)

	Years Ended December 31,
	2023	2024	2025	2025
				US$’ in millions
				(Note 2)
Net cash (used in) provided by operating activities	(133)	17	94	14
Investing activities:
Loans to subsidiaries	(987)	(0)	(1,465)	(209)
Repayment of loans by subsidiaries	2,061	1,000	3,678	526
Purchase of investments	(803)	(1,188)	(1,000)	(143)
Proceeds from maturity/sale of investments	301	917	1,006	144
Dividends received	—	19	—	—
Net cash provided by investing activities	572	748	2,219	318
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	1,973	—	—	—
Net proceeds from issuance of ordinary shares upon exercise of options	—	—	38	5
Payment of ordinary share issuance costs	(9)	—	—	—
Payment of repurchases of ordinary shares	(848)	(1,172)	(783)	(112)
Loans from subsidiaries	2,574	2,553	2,608	374
Repayment of loans from subsidiaries	(540)	(457)	(347)	(50)
Repayment of short-term bank borrowings	(439)	—	—	—
Dividends paid	—	(3,480)	(3,907)	(559)
Purchase of prepaid put option	—	(710)	—	—
Net cash provided by (used in) financing activities	2,711	(3,266)	(2,391)	(342)
Effect of exchange rate changes on cash and cash equivalents	28	(12)	45	6
Net increase (decrease) in cash and cash equivalents	3,178	(2,513)	(33)	(4)
Cash, cash equivalents at the beginning of the year	1,204	4,382	1,869	267
Cash, cash equivalents at the end of the year	4,382	1,869	1,836	263

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2025, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.